EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Class F Shares of the International Equity and Emerging Markets Equity Funds; Class I Shares of the International Equity Fund; and the Class Y Shares of the International Equity and Emerging Markets Equity Funds, as electronically filed with the SEC pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 5, 2020 (SEC Accession No. 0001104659-20-011353), in interactive data format.